UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment;   [X]      Amendment Number:  1
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Independent Fiduciary Services, Inc.
Address:          805 15th Street, NW
                  Suite 1120
                  Washington, DC  20005

Form 13F File Number:      28-12135
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                Richard Schmidt
         Title:               Executive VP & CFO
         Phone:               (973) 424-6400

Signature, Place, and Date of Signing:


  /s/ Richard Schmidt            Newark, NJ             August 12, 2011
-----------------------       ------------------       ---------------
       [Signature]              [City, State]             [Date]

Explanatory Note:

The purpose of this amendment is to provide notification that during the quarter ended June 30, 2011, Gallagher Fiduciary Advisors, LLC (CIK: 0001527781; Form 13F File Number: 28-14533), a Delaware limited liability company, acquired substantially all of the assets formerly held by Independent Fiduciary Services, Inc. As a result, this amended Form 13F for the quarter ended March 31, 2011 will be the last filing made by Independent Fiduciary Services, Inc. Beginning with the Form 13F for the quarter ended June 30, 2011, all of the holdings previously reported by Independent Fiduciary Services, Inc. will be reported by Gallagher Fiduciary Advisors, LLC.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.